Medicare Part D	12 Months Ended
Dec. 31, 2013
Medicare Part D
Medicare Part D
Medicare Part D

The Company offers Medicare Part D benefits through SilverScript, which has contracted with CMS to be a PDP and, pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (“MMA”), must be a risk-bearing entity regulated under state insurance laws or similar statutes.

SilverScript is a licensed domestic insurance company under the applicable laws and regulations. Pursuant to these laws and regulations, SilverScript must file quarterly and annual reports with the National Association of Insurance Commissioners (“NAIC”) and certain state regulators, must maintain certain minimum amounts of capital and surplus under a formula established by the NAIC and must, in certain circumstances, request and receive the approval of certain state regulators before making dividend payments or other capital distributions to the Company. The Company does not believe these limitations on dividends and distributions materially impact its financial position.

The Company has recorded estimates of various assets and liabilities arising from its participation in the Medicare Part D program based on information in its claims management and enrollment systems. Significant estimates arising from its participation in this program include: (i) estimates of low-income cost subsidy, reinsurance amounts, and coverage gap discount amounts ultimately payable to or receivable from CMS based on a detailed claims reconciliation that will occur in the following year; (ii) an estimate of amounts receivable from or payable to CMS under a risk-sharing feature of the Medicare Part D program design, referred to as the risk corridor and (iii) estimates for claims that have been reported and are in the process of being paid or contested and for our estimate of claims that have been incurred but have not yet been reported.

As of December 31, 2013 and 2012, amounts due from CMS included in accounts receivable were $2.4 billion and $0.7 billion, respectively.